Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2022
Convertible redeemable preferred shares
Convertible redeemable preferred shares

12. Convertible redeemable preferred shares

Series Seed Convertible Redeemable Preferred Shares (“Series Seed Preferred Shares”)

On July 25, 2017, the Company issued 85,185,184 Series Seed Preferred Shares to certain third-party investors at the purchase price of US$0.06275 per share with an aggregate consideration of US$5,345 (equivalent to RMB36,597). Upon the issuance, the carrying value of Series Seed Preferred Shares were accreted immediately to their fair value of US$0.11 which was also the redemption value. The cost incurred for issuance of Series Seed Preferred Shares was US$45 (equivalent to RMB305). Certain Series Seed Preferred Shares investor did not pay the consideration with amount of US$4,183 (equivalent to RMB28,711) when the Series Seed Preferred Shares was issued, but paid the consideration in December 2019 when such Series Seed Preferred Shares investor completed its regulatory overseas investment registration under relevant PRC laws.

Series A Convertible Redeemable Preferred Shares (“Series A Preferred Shares”)

On July 25, 2017, the Company issued 37,037,035 Series A Preferred Shares to certain third-party investors at the purchase price of US$0.27 per share with an aggregate consideration of US$10,000 (equivalent to RMB66,957). The cost incurred for issuance of Series A Preferred Shares was US$85 (equivalent to RMB570).

Series A-1 Convertible Redeemable Preferred Shares (“Series A-1 Preferred Shares”)

On September 26, 2017, the Company issued 69,570,808 Series A-1 Preferred Shares to certain third-party investors at the purchase price of US$0.2824 per share with an aggregate consideration of US$19,646 (equivalent to RMB130,056). The cost incurred for issuance of Series A-1 Preferred Shares was US$346 (equivalent to RMB2,273). Certain Series A-1 Preferred Shares investor did not pay the consideration with amount of US$1,515 (equivalent to RMB10,399) when the Series A-1 Preferred Shares was issued, but paid the consideration in December 2019 when such Series A-1 Preferred Shares investor completed its regulatory overseas investment registration under relevant PRC laws.

In connection with the issuance of Series A-1 Preferred Shares, the Company issued a warrant to one of the investors which entitled this investor, at its discretion, to purchase the same seniority of preferred shares to be issued in the next round of equity financing of the Company (“Next Financing”) at the price equals to 85% of the per share purchase price in the Next Financing, with a total consideration up to US$10,000. On August 9, 2018, the warrant was partially exercised with total amount of US$ 3,000 (equivalent to RMB20,668) for the subscription of Series B-1 Preferred Shares with the remaining unexercised warrant expiring. The remaining warrant liability of US$ 1,235 (equivalent to RMB8,416) was reversed upon the expiration with a corresponding gain from reversal of liability recorded in the consolidated statements of comprehensive income/(loss).

On June 14, 2018, the Company issued 6,347,117 Series A-1 Preferred Shares to a third-party investor at the purchase price of US$0.2824 per share with an aggregate consideration of US$1,792 (equivalent to RMB11,465). The cost incurred for issuance of Series A-1 Preferred Shares was immaterial. The per share fair value of Series A-1 Preferred Shares on the date of the transaction was US$0.3021 and the excess of fair value over the issuance price with the aggregate amount of US$126 (equivalent to RMB834) was recorded as professional expense within general and administrative expenses as this investor provided service to the Group.

On December 10, 2020, the warrant which was issued in connection with the receipts of short-term borrowings (Refer to Note 8) were exercised by the third-party investor to purchase 885,269 Series A-1 Preferred Shares at the purchase price of US$0.2824 per share for an aggregate amount of US$250 (equivalent to RMB1,631). Warrant liability was re-measured to the date when this investor exercised the warrant. The Company recorded Series A-1 Preferred Shares based on its fair value as of the date of issuance in the amount of US$1,660 (equivalent to RMB11,262).

Series B-1/ B-2 Convertible Redeemable Preferred Shares (“Series B1/ B2 Preferred Shares”, collectively referred to as Series B Preferred Shares)

On August 9, 2018, the Company issued 7,467,196 Series B-1 Preferred Shares and 40,228,492 Series B-2 Preferred Shares to certain third-party investors at the purchase price of US$0.4018 and US$0.4727 per share with an aggregate consideration of US$3,000 (equivalent to RMB20,668) and US$19,014 (equivalent to RMB130,441), respectively. The cost incurred for issuance of Series B Preferred Shares was US$746 (equivalent to RMB5,159). Series B-1 Preferred Shares were issued in connection with the partial exercise of the warrant previously issued to one of the investors of Series A-1 Preferred Shares as aforementioned.

Series C-1 Convertible Redeemable Preferred Shares (“Series C-1 Preferred Shares”)

On October 15, 2019, the Company issued 57,653,035 Series C-1 Preferred Shares to certain third-party investors at the purchase price of US$0.9366 per share with an aggregate consideration of US$54,000 (equivalent to RMB381,883). The cost incurred for issuance of Series C-1 Preferred Shares was US$1,360 (equivalent to RMB9,492).

Repurchase of Preferred Shares

On October 15, 2019, the Company repurchased and cancelled 7,301,030 Series Seed and 3,654,318 Series A Preferred Shares at the repurchase price of US$0.8218 per share with total consideration of US$9,000 (equivalent to RMB63,065). The per share fair value of Series Seed and Series A Preferred Shares on the date of the transaction were $0.4855 and $0.5325, respectively, and the Company recorded the aggregate amount of US$3,512 (equivalent to RMB24,229) in accumulated deficit as a deemed dividend to the shareholders which represented the excess of the purchase price of the repurchased preferred shares over their fair value on the date of transaction.

Series C-2 Convertible Redeemable Preferred Shares (“Series C-2 Preferred Shares”, together with Series C-1 Preferred Shares, referred to as Series C Preferred Shares)

On December 24, 2019, the Company issued 10,224,598 Series C-2 Preferred Shares to certain third-party investors at the purchase price of US$0.9780 per share with an aggregate consideration of US$10,000 (equivalent to RMB71,531). The cost incurred for issuance of Series C-2 Preferred Shares was US$252 (equivalent to RMB1,758). As of December 31, 2019, certain Series C-2 Preferred Shares investor did not pay the consideration with amount of US$3,500 (equivalent to RMB24,458) when the Series C-2 Preferred Shares was issued, but paid the consideration in January 2020 accordingly to the consideration payment schedule.

Series D-1 Convertible Redeemable Preferred Shares (“Series D-1 Preferred Shares”)

On December 10, 2020 and December 29, 2020, the Company issued an aggregate of 42,329,835 Series D-1 Preferred Shares to certain third-party investors at the purchase price of US$2.5986 per share with an aggregate consideration of US$110,000 (equivalent to RMB719,401). The cost incurred for issuance of Series D-1 Preferred Shares was US$916 (equivalent to RMB5,979).

Series D-2 Convertible Redeemable Preferred Shares (“Series D-2 Preferred Shares”)

On January 6, 2021, the Company issued 43,624,956 Series D-2 Preferred Shares to a third-party investor at the purchase price of US$2.8425 per share with an aggregate consideration of US$124,002 (equivalent to RMB801,104). The issuance cost was US$1,131 (equivalent to RMB7,306). In addition, the investor of Series D-2 Preferred Shares also purchased 32,761,153 preferred shares from certain holders of Series Seed, Series A, Series A-1 and Series C-2 Preferred Shares at the purchase price of US$2.2740 per share, with an aggregate consideration of US$74,498. These preferred shares were re-designated by the Company to 32,761,153 Series D-2 Preferred Shares. The Company recorded an amount of US$16,104 (equivalent to RMB104,036), being the excess of the fair value of the Series D-2 Preferred Shares obtained by the investor over the aggregated fair value of the preferred shares purchased by the investor on the date of the transaction, in accumulated deficit as a deemed dividend to the shareholders which represented the transfer of value from the holders of Series Seed, Series A, Series A-1 and Series C-2 Preferred Shares to the investor of Series D-2 Preferred Shares.

The Series Seed, Series A, Series A-1, Series B, Series C, Series D 1 and Series D-2 Preferred Shares are collectively referred to as the “Preferred Shares”.

The significant terms of Preferred Shares are summarized below:

Dividends

The Preferred Shares do not include a fixed dividend rate. The dividends shall be distributed ratably among all of the holders of Preferred Shares on an as-converted basis, as and if declared at the sole discretion of the shareholders. Unless and until any dividend or dividend in like amount has been paid in full on the Series D-1 Preferred Shares (on an as if-converted basis), the Company shall not declare, pay or set apart for payment, any dividend and other distributions on any other series of Preferred Shares.

Liquidation preference

Liquidation Events include (a) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, or (b) any following events including (i) any consolidation, reorganization, amalgamation or merger of the Company and/or its subsidiaries or shareholders of the subsidiaries with or into any person, or any other corporate reorganization or scheme of arrangement, including a sale or acquisition of equity securities of the Company, in which the shareholders of the Company or shareholders of the subsidiaries immediately before such transaction own less than fifty percent (50%) of the voting power of the surviving company immediately after such transaction, (ii) sale, lease, transfer, license or other disposition, in a single transaction or series of related transactions, by the Group of all or substantially all of the assets and/or intellectual property of the Group, (iii) exclusive license of all or substantially all of the intellectual property rights of the Group to a third party; or (iv) termination of, or invalidation of the VIE Contractual Arrangements without the prior written consent of the certain preferred shareholders and no alternative arrangement is agreed by the Group, the founders of the Group and these certain preferred shareholders within a reasonable time after such termination or invalidation.

In the event of any Liquidation Events, all assets and funds of the Company legally available for distribution (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed in the preference order of Series D-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares, Series A-1 Preferred Shares, Series A Preferred Shares and Series Seed Preferred Shares, at an amount equal to one hundred percent (100%) of the applicable issuance price of each Preferred Shares, plus all dividends accrued and unpaid.

After distribution or payment in full of the amount distributable or payable on the Preferred Shares, the remaining assets of the Company available for distribution to Shareholders shall be distributed ratably among the holders of outstanding ordinary shares and holders of Preferred Shares on an as-converted basis.

If upon any Liquidation Events, the assets of the Company available for distribution to its shareholders shall be insufficient to pay the holders of holders of Preferred Shares the full amount to which they shall be entitled, the holders of Preferred Shares shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Redemption

If (i) the Company has not consummated a qualified public offering within forty eight (48) months from the issuance date of Series D-1 Preferred Shares, (ii) there is any material breach by any of the Group or the founders of Group any of their representations, warranties, covenants or other obligations under the transaction documents (as defined in the applicable share purchase agreement), which has not been cured within ninety (90) days after such breach, or (iii) any other shareholder of the Company requests the Company to redeem all or portion of any outstanding shares held by such shareholder (“Optional Redemption Date”), upon the earliest occurrence of (i), (ii) or (iii), each holder of Preferred Shares may require that the Company redeems all or any part of the then outstanding Preferred Shares held by such holder in accordance with the following terms in writing.

The price at which each Preferred Share shall be redeemed are summarized as follows:

(i)	with respect to each holder of Series D-1 Preferred Shares, each holder of Series C Preferred Shares, each holder of Series B Preferred Shares and each holder of Series A-1 Preferred Shares, the redemption price shall be equal to the greater of (a) the sum applicable issuance price of preferred shares plus a 8% rate of return and declared but unpaid dividends, or (b) fair market value of the preferred share.
(ii)	with respect to each holder of Series Seed Preferred Shares and each holder of Series A Preferred Shares, the redemption price shall be equal to the greater of (a) the sum applicable issuance price of preferred shares plus a 6% rate of return and declared but unpaid dividends, or (b) fair market value of the preferred share.

If the Company’s assets or funds which are legally available on the date that any redemption payment is due are insufficient to pay in full all redemption payments to be paid, those assets or funds which are legally available shall be used to the extent permitted by applicable law to pay all redemption payments due on such date in the sequence of Series D-1 Preferred Share, Series C Preferred Share, Series B Preferred Share, Series A-1 Preferred Share, Series A Preferred Share and Series Seed Preferred Share, in a pro-rata manner in accordance with the relative full amounts owed thereon.

Voting rights

Each Preferred Share shall be entitled to the number of votes equal to the number of ordinary shares into which such Preferred Shares could be converted.

Conversion

Each holder of Preferred Shares shall be entitled to convert any or all of Preferred Shares, at any time, into such number of ordinary shares at an initial conversion ratio of 1:1 subject to customary anti-dilution adjustments.

The Preferred Shares shall automatically be converted into ordinary shares upon the closing of a Qualified Public Offering based on the then-effective conversion price. Qualified Public Offering means a firmly underwritten public offering of the ordinary shares on the Main Board of Hong Kong Stock Exchange, New York Stock Exchange, or NASDAQ Global Market, with an offering price (exclusive of underwriting commissions and expenses) that reflects the gross proceeds to the Company of at least US$100,000,000 and an implied pre-offering market capitalization of the Company of at least US$1,000,000,000, or in a similar public offering of the ordinary Shares of the Company which results in the ordinary shares trading publicly on another internationally recognized major securities exchange.

In April 2021, all classes of Preferred Shares of the Company were converted to Class A ordinary shares immediately prior to the completion of the IPO (Note 3).

Accounting and measurement for preferred shares

The Company classifies the Preferred Shares in mezzanine equity of the consolidated balance sheets because they are redeemable at the holders’ option any time upon the occurrence of certain events outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.

For each reporting period, the Company accretes the carrying amount of the Preferred Shares to the redemption value, which is the higher of (1) the result of using effective interest rate method to accrete the Preferred Shares to the redemption prices on the Optional Redemption Date, or (2) the fair market value of the Preferred Shares on the reporting date. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or in the absence of additional paid-in-capital, by charges to accumulated deficit until the Preferred Shares were converted. For the years ended December 31, 2020, 2021 and 2022, the accretion of the Preferred Shares was RMB3,206,324, RMB4,729,719 and nil, respectively.

The Company has determined that host contract of the Preferred Shares is more akin to an equity host, given the Preferred Shares holders have participating right in the Company like that of the ordinary shareholders, along with other equity-like features in the terms of the Preferred Shares, including the conversion and dividend rights. The Company has assessed each embedded feature in the Preferred Shares, and determined that the conversion and dividend feature to be clearly and closely related to the equity host, and none of these embedded features needs to be bifurcated from the equity host. The Company also assessed the liquidation feature and determined that the debt-like feature does not meet the net settlement and would not result in bifurcation.

The Company has determined that there were no beneficial conversion features identified for any of the Preferred Shares because the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Company will re-evaluate whether or not a beneficial conversion feature should be recognized.

The Company’s Preferred Shares activities for the years ended December 31, 2020, 2021 and 2022 are summarized below:

	Series Seed Convertible		Series A Convertible		Series A‑1 Convertible		Series B‑1 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2020	77,884,154	301,268	33,382,717	139,432	75,917,925	322,883	7,467,196	34,538
Repurchase of Series Seed and Series A Preferred Shares from holders	—	—	—	—	—	—	—	—
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	847,639	—	358,299	—	812,973	—	78,078
Issuance of Series A‑1 Convertible Redeemable Preferred Shares upon exercise of warrants by an investor	—	—	—	—	885,269	11,262	—	—
FX exchange translation	—	(57,008)	—	(25,008)	—	(57,563)	—	(5,788)
Balance as of December 31, 2020	77,884,154	1,091,899	33,382,717	472,723	76,803,194	1,089,555	7,467,196	106,828

									Receivable
									from a holder
	Series B‑2 Convertible		Series C‑1 Convertible		Series C‑2 Convertible		Series D‑1 Convertible		of Series C‑2
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Preferred
	Shares		Shares		Shares		Shares		share	Total
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount	Amount
Balance as of January 1, 2020	40,228,492	194,351	57,653,035	383,148	10,224,598	69,880	—	—	(24,417)	1,421,083
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	42,329,835	713,422	22,765	736,187
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	415,254	—	537,890	—	94,011	—	62,180	—	3,206,324
Issuance of Series A‑1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor	—	—	—	—	—	—	—	—	—	11,262
FX exchange translation	—	(31,514)	—	(50,244)	—	(9,044)	—	(2,465)	1,652	(236,982)
Balance as of December 31, 2020	40,228,492	578,091	57,653,035	870,794	10,224,598	154,847	42,329,835	773,137	—	5,137,874

	Series Seed Convertible		Series A Convertible		Series A‑1 Convertible		Series B‑1 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2021	77,884,154	1,091,899	33,382,717	472,723	76,803,194	1,089,555	7,467,196	106,828
Re-designation of previously issued preferred shares to Series D-2 Preferred Shares	(13,812,613)	(208,136)	(8,310,604)	(125,999)	(6,171,252)	(93,644)	—	—
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	889,582	—	347,662	—	957,778	—	99,626
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	—	—
FX exchange translation	—	16,047	—	5,829	—	18,922	—	2,090
Conversion of preferred shares to Class A ordinary shares	(64,071,541)	(1,789,392)	(25,072,113)	(700,215)	(70,631,942)	(1,972,611)	(7,467,196)	(208,544)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—

	Series B‑2 Convertible		Series C‑1 Convertible		Series C‑2 Convertible		Series D‑1 Convertible		Series D‑2 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares		Shares		Total
	Number of		Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount
Balance as of January 1, 2021	40,228,492	578,091	57,653,035	870,794	10,224,598	154,847	42,329,835	773,137	—	—	5,137,874
Re-designation of previously issued preferred shares to Series D-2 Preferred Shares	—	—	—	—	(4,466,684)	(69,801)	—	—	32,761,153	601,616	104,036
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	534,164	—	723,457	—	74,859	—	398,193	—	704,398	4,729,719
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	—	—	43,624,956	793,798	793,798
FX exchange translation	—	11,247	—	15,884	—	902	—	10,859	—	33,501	115,281
Conversion of preferred shares to Class A ordinary shares	(40,228,492)	(1,123,502)	(57,653,035)	(1,610,135)	(5,757,914)	(160,807)	(42,329,835)	(1,182,189)	(76,386,109)	(2,133,313)	(10,880,708)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—

Accounting for warrant

The Company classified the warrant as financial liabilities under ASC 480 as the warrants conditionally obligated the Company to ultimately transfer assets. For the warrant issued in connection with the Series A-1 Preferred Shares, the proceeds were allocated first to the warrant based on its fair value and the residual was allocated to the Series A-1 Preferred Shares. For the warrant issued in connection with the loan, the warrant was recorded at its fair value when the loan was obtained with a corresponding reduction to the carrying amount of the loan as the debt issuance cost and was amortized on a straight-line basis over the loan period. The warrants were subsequently measured at fair value with changes in fair value recorded in the consolidated statements of comprehensive income/(loss).

The Company recognized a loss of RMB7,442 from the change in fair value of the warrant liabilities for the years ended December 31, 2020.

The roll forward of major Level 3 investments are as following:

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Fair value of Level 3 liability at the beginning of the year	2,384	—	—
The change in fair value of the liability	7,442	—	—
Exercise of warrant	(9,631)	—	—
Foreign currency translation	(195)	—	—
Fair value of Level 3 liability at the end of the year	—	—	—

The warrant is not traded in an active securities market, and as such, with the assistance from an independent valuation firm, the Company estimated its fair value using the binomial option pricing model as of December 10, 2020, the date of exercise, using the following main assumptions:

	As of	As of	As of
	December 10,	December 31,	December 31,
	2020	2021	2022
Fair value of Series A-1 Preferred Shares (US$)	1.8517	—	—
Dividend yield	—%	—	—
Time to maturity	—	—	—
Risk-free interest rate	0.20%	—	—
Expected volatility	68.45%	—	—